Application of new and revised International Financial Reporting Standards	12 Months Ended
Dec. 31, 2021
Application Of New And Revised Accounting Standards [Abstract]
Application of new and revised International Financial Reporting Standards	Application of new and revised International Financial Reporting Standards
3.1New and amended Standards and Interpretations that are mandatorily effective for the current year (2021)
For the current year, the Group has applied the following new and amended Standards and Interpretations:
•Amendments to IFRS 16 “Covid-19-related Rent Concessions” (effective from annual period beginning on or after June 1 2020) – no material impact.
•Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 “Interest Rate Benchmark Reform Phase 2” (effective from annual period beginning on January 1, 2021) – no material impact.
3.2Standards and Interpretations in issue but not yet effective
As of December 31, 2021, the Group has not adopted the following Standards that have been issued but are not yet effective. They will be effective on or after the dates described below.
The Group does not expect any significant impact from the new or amended Standards and Interpretations mentioned below:
•Amendments to IFRS 16 “Covid-19-related Rent Concessions beyond 30 June 2021” (effective from annual period beginning on or after April 1, 2021)
•Amendments to IFRS 17 “Insurance Contracts” (effective from annual period beginning on January 1, 2023)
•Amendments to IAS 16 “Property, Plant and Equipment”: Proceeds before Intended Use (effective from annual period beginning on January 1, 2022)
•Amendments to IFRS 3: Reference to the Conceptual Framework (effective from annual period beginning on January 1, 2022)
•Amendments to IAS 37 “Onerous Contracts” –Costs of Fulfilling a Contract (effective from annual period beginning on January 1, 2022)
•IFRS 9 “Financial Instruments” – Fees in the ’10 per cent’ test for derecognition of financial liabilities (effective from annual period beginning on January 1, 2022)
•Amendment of Illustrative example 13 of IFRS 16 (effective from annual period beginning on January 1, 2022)
•IFRS 1 “First-time Adoption of International Financial Reporting Standards” – Subsidiary as a first-time adopter (effective from annual period beginning on January 1, 2022)
•IAS 41 “Agriculture” – Taxation in fair value measurements (effective from annual period beginning on January 1, 2022)
•Amendments to IAS 1 - Classification of Liabilities as Current or Non-current (effective from annual period beginning on January 1, 2023)
•Amendments to IAS 1 – Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting policies (effective from annual period beginning on January 1, 2023)
•Amendments to IAS 8 Accounting Estimates and Errors: Definition of Accounting Estimates (effective from annual period beginning on January 1, 2023)
•Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction (effective from annual period beginning on January 1, 2023)
None of the Standards and Interpretations mentioned above will be applied before their effective date.